February 5, 2025

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Developing World Growth and Income Fund

File Nos. 333-190913 and 811-22881

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 31, 2025 of the Registrant’s Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary